RELATED PARTY TRANSACTIONS (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Loans outstanding at beginning of year	$ 8,442
New loans	362
Repayments	(847)
Loans outstanding at end of year	$ 7,957